Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income attributable to shareholders of FME AG	€ 537,913	€ 498,997	€ 673,405
Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449	293,246,430
Basic earnings per share	€ 1.83	€ 1.7	€ 2.3
Diluted earnings per share	€ 1.83	€ 1.7	€ 2.3